NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	12 Months Ended
Jun. 30, 2026
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.    NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

-a) Amendments to IAS 21- Lack of Exchangeability.

These new standards and amendments did not have any material impact on the Group.

b)The following new standards are not yet adopted by the Group.

-	Amendment to IFRS 9 and IFRS 7 – Classification and measurement of financial instruments. The amendments are effective for annual periods beginning on or after January 1, 2026.
-	IFRS 19 - Subsidiaries without Public Accountability: Disclosures- The amendments are effective for annual periods beginning on or after January 1, 2027.
-	Annual Improvements to IFRS Accounting Standards—Volume 11. The amendments are effective for annual periods beginning on or after January 1, 2026.
-	Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity. The amendments are effective for annual periods beginning on or after January 1, 2026.
-	Amendment to IAS 21 – Translation into a Hyperinflationary Presentation Currency. The amendments are effective for annual periods beginning on or after January 1, 2027.
-	IFRS 20 - Regulatory Assets and Regulatory Liabilities. Effective for annual periods beginning on or after 1 January 2029.
-	Amendments to IAS 28 - Fair Value Option for Investments in Associates and Joint Ventures. The amendments are effective for annual periods beginning on or after January 1, 2027.

The above new standards and amendments are not expected to have material impact on the Group.

-	IFRS 18 – Presentation and Disclosure in Financial Statements. This standard introduces new requirements for the presentation and disclosure of income and expenses in the statement of profit or loss, including the introduction of new defined subtotals such as Operating Profit and enhanced disaggregation requirements. The standard also includes additional guidance on aggregation principles and requires disclosures about management-defined performance measures (MPMs) used in public communications outside the financial statements. It is effective for annual periods beginning on or after January 1, 2027.

The Group is analyzing the potential impact of this standard on our financial statements, which is expected to mainly affect the presentation and structure of the primary financial statements and related disclosures, but not the recognition or measurement of transactions.